UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EVA Advisers LLC
Address: 120 Fifth Avenue, Suite 600
         New York, NY 10011

13F File Number:  28-13654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Eleanor L Thomas
Title:   Authorized Signatory and Power of Attorney
Phone:   212-514-4983
Signature, Place, and Date of Signing:

Eleanor L Thomas   New York, NY   MAY 3, 2010

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  20613



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Inc	                COM	        00206R102      374    14464 SH	     SOLE	             14464
Advance auto Parts Inc.	        COM	        00751Y106      212     5052 SH	     SOLE	              5052
American Service Group	        COM	        02364L109      232    14415 SH	     SOLE	             14415
Ameriprise Financial Inc	COM	        03076C106      248     5459 SH	     SOLE		      5459
Amgen Inc	                COM	        031162100      207     3458 SH	     SOLE		      3458
Apache Corp	                COM	        233162502      110    19321 SH	     SOLE		     19321
Apple Computer, Inc     	COM	        037833100      693     2947 SH	     SOLE		      2947
Arris Group Inc.	        COM 	        04269Q100      302    25122 SH	     SOLE		     25122
Bank of America Corporation	COM	        060505104      384    21526 SH	     SOLE		     21526
Big Lots Inc	                COM      	089302103      301     8258 SH       SOLE		      8258
Bill Barrett Corp	        COM	        06846N104      298     9705 SH	     SOLE	  	      9705
C.H. Robinson worldwide Inc.	COM	        12541W209      321     5754 SH	     SOLE		      5754
CARIBOU COFFEE COMPANY  	COM	        142042209      104    15666 SH	     SOLE		     15666
CVR Energy Inc,	                COM  	        12662P108      292    33390 SH	     SOLE		     33390
Cal Dive International Inc	COM	        12802T101      304    41420 SH	     SOLE		     41420
Calamos Asset Management-A	COM	        12811R104      147    10224 SH	     SOLE		     10224
Central Garden and Pet Co-A	COM	        153527205      188    20567 SH	     SOLE		     20567
Chevron Corporation	        COM	        166764100      248     3270 SH	     SOLE		      3270
Citigroup Inc	                COM	        172967101      155    38234 SH	     SOLE		     38234
Coca Cola	                COM	        191216100      500     9084 SH	     SOLE		      9084
Cray Inc	                COM	        225223304      101    16978 SH	     SOLE		     16978
Cubic Corp	                COM	        229669106      299     8318 SH	     SOLE		      8318
DR Horton inc	                COM      	23331A109      126    10027 SH	     SOLE		     10027
DSW INC-CLASS A	                COM      	23334L102      248     9718 SH	     SOLE		      9718
DXp Enterprises Inc.	        COM	        233377407      310    24254 SH	     SOLE		     24254
Deckers Outdoor Corp	        COM	        243537107      217     1574 SH	     SOLE		      1574
Dun & Bradstreet Corp	        COM	        26483E100      211     2829 SH	     SOLE		      2829
Earthlink Inc.	                COM	        270321102      170    19959 SH	     SOLE		     19959
Exxon Mobil Corp	        COM	        30231G102      593     8852 SH	     SOLE		      8852
Federated Investors Inc-CL B	COM	        314211103      230     8710 SH	     SOLE		      8710
Force Protection Inc	        COM	        345203202      108    17961 SH	     SOLE		     17961
Furniture Brands Intl Inc	COM	        360921100      115    17822 SH	     SOLE		     17822
Global Payments Inc	        COM	        37940X102      308     6757 SH	     SOLE		      6757
Google Inc.	                COM	        38259P508      391      690 SH	     SOLE		       690
H&R Block , Inc	                COM	        093671105      310    17437 SH	     SOLE		     17437
ITT Educational Services Inc	COM      	45068B109      299     2659 SH	     SOLE		      2659
Innodata Isogen inc      	COM	        457642205      191    47120 SH	     SOLE		     47120
Integrated Device Tech Inc	COM      	458118106      240    39223 SH	     SOLE		     39223
Intel Corporation	        COM	        458140100      493    22111 SH	     SOLE		     22111
International Bancshares Crp	COM      	459044103      202     8768 SH	     SOLE		      8768
IBM Corporation  	        COM	        459200101      614     4784 SH	     SOLE		      4784
Jakks Pacific Inc	        COM	        47012E106      234    17854 SH	     SOLE		     17854
Johnson & Johnson	        COM	        478160104      645     9900 SH	     SOLE		      9900
Jpmorgan Chase & Co	        COM	        46625H100      481    10745 SH	     SOLE		     10745
Lubrizol Corp	                COM	        549271104      217     2369 SH	     SOLE		      2369
Marshall & Isley Corp	        COM	        571837103      177    22036 SH	     SOLE		     22036
Microsoft	                COM	        594918104      736    25132 SH	     SOLE		     25132
Multi-Fineline Electronix Inc	COM	        62541B101      249     9679 SH	     SOLE		      9679
National Beverage Corp.	        COM	        635017106      206    18558 SH	     SOLE		     18558
Neutral Tandem Inc	        COM	        64128B108      201    12601 SH	     SOLE		     12601
Nighthawk Radiology Hold	COM      	65411N105       49    15399 SH	     SOLE		     15399
Novamed Inc	                COM	        66986W108       73    21594 SH	     SOLE		     21594
Oracle Corp	                COM	        68389X105      261    10147 SH	     SOLE		     10147
Orbital Sciences Corp	        COM	        685564106      239    12570 SH	     SOLE		     12570
Oshkosh Truck Corporation	COM	        688239201      207     5123 SH	     SOLE		      5123
Pfizer Inc	                COM	        717081103      397    23126 SH	     SOLE		     23126
Philip Morris International Inc	COM	        718172109      324     6218 SH	     SOLE		      6218
Pride International Inc.	COM	        74153Q102      203     6744 SH	     SOLE		      6744
Procter & Gamble Company	COM	        742718109      256     4039 SH	     SOLE		      4039
Provident Financial Services	COM	        74386T105      177    14861 SH	     SOLE		     14861
Provident New York Bancorp.	COM	        744028101      172    18165 SH	     SOLE		     18165
QWest Communications Intl	COM	        749121109      121    23253 SH	     SOLE		     23253
Quidel Corp	                COM	        74838J101      316    21742 SH	     SOLE		     21742
Southwest Bancorp Inc/okla	COM	        844767103      121    14616 SH	     SOLE		     14616
Standard-Pacific Corp	        COM	        85375C101       59    13008 SH	     SOLE		     13008
Stec Inc	                COM	        784774101      214    17854 SH	     SOLE		     17854
Symantec Corp	                COM	        871503108      202    11943 SH	     SOLE		     11943
Symmetricom Inc    	        COM	        871543104      171    29404 SH	     SOLE		     29404
TJX Companies Inc	        COM	        872540109      258     6060 SH	     SOLE		      6060
Time Warner Cable	        COM	        88732J207      353     6625 SH	     SOLE		      6625
Travelers Cos Inc.	        COM	        89417E109      219     4055 SH	     SOLE		      4055
Wells Fargo & Co	        COM	        949746101      559    17961 SH	     SOLE		     17961
Western Refining Inc	        COM	        959319104      270    49005 SH	     SOLE		     49005
Utilities Slct Sector SPDR Fund	COM	        81369Y886      850    28653 FND	     SOLE		     28653
